Property, Plant and Equipment - Summary of Property, Plant and Equipment (Parenthetical) (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation capitalized as contract assets	¥ 2.2	$ 0.3	¥ 2.6
Depreciation capitalized as development costs	¥ 16.6	$ 2.3	¥ 14.9